Basic and Diluted Income (loss) Per Share Disclosure: Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Net income (loss), basic	$ (148,050)	$ (3,035,043)
Weighted average number of shares outstanding, basic	47,238,741	3,641,196
Basic earnings (loss) per share	$ (0.00)	$ (0.83)
Net income (loss), diluted	$ (148,050)	$ (3,035,043)
Incremental shares attributable to the assumed exercise of outstanding stock options and warrants	0	0
Weighted average number of shares outstanding, diluted	47,238,741	3,641,196
Diluted earnings (loss) per share	$ (0.00)	$ (0.83)